Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Compensation of Key Management Personnel

The remuneration of key management personnel is as follows:

	2023	2022
Salaries and other benefits	$9,966	$6,132
Equity-settled share-based compensation	1,541	441
Cash-settled share-based compensation	17,660	60,796
	$29,167	$67,369